PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	$ 1,266
Depreciation expense	(203)
Property, plant and equipment	13,892	$ 6,947
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,807
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	8
Depreciation expense	(1)
Property, plant and equipment	633	127
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Building
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	632
Depreciation expense	(88)
Property, plant and equipment	3,602	584
Building | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	552
Depreciation expense	(91)
Property, plant and equipment	4,226	1,747
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	313
Mineral property assets and oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	0
Depreciation expense	0
Property, plant and equipment	550	754
Mineral property assets and oil and gas properties | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Oil and gas related equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	53
Depreciation expense	(11)
Property, plant and equipment	3,265	3,613
Oil and gas related equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,494
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	21
Depreciation expense	(12)
Property, plant and equipment	350	$ 122
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0